SHAREHOLDERS' EQUITY - Equity-settled LTI Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Cash withholding taxes	$ 3,551	$ 5,567	$ 3,705
Equity-settled Long-term Incentive Plans
Share-Based Compensation
Cumulative recognized share-based compensation expense	23,345
Unrecognized share-based compensation expense	13,353
Fair value	36,698
PSU
Share-Based Compensation
Cumulative recognized share-based compensation expense	12,791
Unrecognized share-based compensation expense	9,050
Fair value	$ 21,841
Weighted-average remaining contractual term (years)	1 year 10 months 24 days
RSU
Share-Based Compensation
Cumulative recognized share-based compensation expense	$ 10,554
Unrecognized share-based compensation expense	4,303
Fair value	$ 14,857
Weighted-average remaining contractual term (years)	1 year 6 months